Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.001	$ 0.0001
Common stock, authorized (in shares)	430,000,000		430,000,000
Common stock, shares issued (in shares)	90,121,794		54,647,656
Common stock, shares outstanding (in shares)	90,121,794		54,647,656